EXPLORATION AND EVALUATION ASSETS (Tables)	3 Months Ended
Nov. 30, 2020
Disclosure of exploration and evaluation assets [Abstract]
Disclosure of detailed information about exploration and evaluation assets [Table Text Block]

Balance, August 31, 2019	$36,792
Additions	2,988
Recoveries from 100% Implats funded implementation budget	(1,285)
Foreign exchange movement	(3,556)
Balance, August 31, 2020	$34,939
Additions	538
Recoveries from 100% Implats funded implementation budget	(215)
Foreign exchange movement	3,175
Balance November 30, 2020	$38,437